Document and Entity Information	May 23, 2025
Details
Registrant CIK	0001726079
Document Type	8-K
Document Period End Date	May 23, 2025
Entity Registrant Name	LUCENT, INC.
Entity Incorporation, State or Country Code	NV
Securities Act File Number	000-56397
Entity Tax Identification Number	83-4057513
Entity Address, Address Line One	5151 California Ave.
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92617
City Area Code	949
Local Phone Number	251-1470
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false